Accrued Expenses (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Payroll and related	$ 1,576	$ 563
Professional service fees	991	693	$ 35
Construction costs	8,331	2,574
Other accrued liabilities	1,044	352	12
Incentive compensation	2,510	0
Utilities	64	384
Interest on convertible debt with a related party	0	618
Accrued expenses	$ 14,516	$ 5,184	$ 49